Cost of Revenues	12 Months Ended
Dec. 31, 2023
Cost of Revenues [Abstract]
COST OF REVENUES

NOTE 11 - COST OF REVENUES

Composition:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2023	2022	2021

Payroll and related benefits (including share-based compensation)	551	896	796
Raw materials subcontractors and auxiliary materials	905	298	828
Shipping	42	48	50
Royalties to the IIA	96	93	123
Depreciation	161	111	33
Others	174	194	113
	1,929	1,640	1,943